PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	11 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Carrying amount, beginning balance	$ 0	$ 539,619
Additions	548,943	1,030,176
Lease modifications		(28,375)
Depreciation and amortization	(9,324)	(153,434)
Carrying amount, ending balance	539,619	1,387,986
At Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Carrying amount, beginning balance		548,943
Carrying amount, ending balance	548,943	1,550,144
Accumulated Depreciation [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Carrying amount, beginning balance		(9,324)
Carrying amount, ending balance	(9,324)	(162,158)
Plant and Equipment [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Carrying amount, beginning balance	0	65,858
Additions	66,818	889,988
Lease modifications		0
Depreciation and amortization	(960)	(33,728)
Carrying amount, ending balance	65,858	922,118
Plant and Equipment [Member] | At Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Carrying amount, beginning balance		66,818
Carrying amount, ending balance	66,818	956,805
Plant and Equipment [Member] | Accumulated Depreciation [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Carrying amount, beginning balance		(960)
Carrying amount, ending balance	(960)	(34,687)
Right-of-use Assets [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Carrying amount, beginning balance	0	473,761
Additions	482,125	140,188
Lease modifications		(28,375)
Depreciation and amortization	(8,364)	(119,706)
Carrying amount, ending balance	473,761	465,868
Right-of-use Assets [Member] | At Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Carrying amount, beginning balance		482,125
Carrying amount, ending balance	482,125	593,339
Right-of-use Assets [Member] | Accumulated Depreciation [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Carrying amount, beginning balance		(8,364)
Carrying amount, ending balance	$ (8,364)	$ (127,471)